Segment information (Schedule of asset and income by segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Current assets	$ 17,850,174	$ 45,932,845
Interest income	183,037
Biotechnology
Disclosure of operating segments [line items]
Current assets	17,850,174	45,932,845
Non-current assets	13,128,826	17,030,272
Interest income	184,698	1,292
Strategic Investments
Disclosure of operating segments [line items]
Current assets	0	0
Non-current assets	7,431,656	0
Interest income	$ 183,037	$ 0